Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Debt

Long-term debt consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Revolving credit facility	$—	$—
Term loan facility	395,000	—
6.375% Senior Notes due 2026	300,000	—
Capital leases	4,337	3,742

Total	699,337	3,742
Net unamortized discounts and issuance costs	(11,794)	—

Total long-term debt	$687,543	$3,742